WARRANT LIABILITIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 D $ / shares shares	Dec. 31, 2022 D $ / shares shares
WARRANT LIABILITIES
Threshold period for filling registration statement after business combination	15 days	15 days
Period of time within which registration statement is expected to become effective	60 days	60 days
Stock price trigger for redemption of public warrants	$ 9.20	$ 9.20
Adjustment of exercise price of warrants based on market value (as a percent)	115.00%	115.00%
Redemption Of Warrant Price Per Share Equals Or Exceeds 18.00
WARRANT LIABILITIES
Stock price trigger for redemption of public warrants	$ 18.00	$ 18.00
Percentage of adjustment of redemption price of stock based on market value.	180.00%	180.00%
Redemption of Public Warrants for Cash
WARRANT LIABILITIES
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of public warrants	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants | D	30	30
Threshold number of business days before sending notice of redemption to warrant holders | D	3	3
Redemption of Warrants for Class A Common Stock
WARRANT LIABILITIES
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of public warrants	$ 10.00	$ 10.00
Threshold consecutive trading days for redemption of public warrants | D	30	30
Warrants
WARRANT LIABILITIES
Warrants outstanding | shares	20,062,500	20,062,500
Warrants expiration term	5 years	5 years
Public Warrants
WARRANT LIABILITIES
Warrants outstanding | shares	10,062,500	10,062,500
Warrants exercisable term from the completion of business combination	30 days	30 days
Warrants expiration term	5 years	5 years
Warrants exercisable for cash | shares		0
Threshold consecutive trading days for redemption of public warrants | D	20	20
Share Price	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Private Placement Warrants
WARRANT LIABILITIES
Warrants outstanding | shares	10,000,000	10,000,000